PGIM S&P 500 Buffer 20 ETF - August Investment Strategy - PGIM S&P 500 Buffer 20 ETF - August	Oct. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 11.18% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 10.68% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 11.18% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.■If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).The current Target Outcome Period began on August 1, 2025 and will end on July 31, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.◼ Reference Asset◼ PGIM S&P 500 Buffer 20 ETF – AugustThe Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.Limited Buffer and CapThe Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 11.18% (before fees and expenses) and 10.68% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBAU, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.